Right-of-Use Assets and Operating Lease Liabilities	6 Months Ended
Jun. 30, 2024
Right-Of-Use Assets And Operating Lease Liabilties [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
10.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The right-of-use assets movement for the six months ended June 30, 2024 and 2023 and the carrying amounts are as below:

	2024	2023
	(Unaudited)	(Unaudited)
Balance at January 1,	$2,688,208	$4,171,409
New leases	1,003,988	271,004
Termination of a lease	(112,912)	-
Depreciation expense	(816,084)	(1,042,981)
Exchange difference	(174,660)	(75,562)
Net book amount	$2,588,540	$3,323,870

The total operating lease liabilities are as below:

	As of June 30, 2024	As of December 31, 2023
Current portion	$1,457,783	$1,239,066
Non-current portion	1,124,195	1,455,857
Operating lease liabilities	$2,581,978	$2,694,923

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during the six months ended June 30, 2024 was 5.37%. The weighted average incremental borrowing rate applied to new leases during the six months ended June 30, 2023 was 3.52%.

For the six months ended June 30, 2024 and 2023, interest expense of $58,248 and $58,602 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $816,084 and $1,026,316, respectively for the six months ended June 30, 2024 and 2023.